Note 16 - Investments in subsidiaries, joint ventures and associates - Associates Entities and joint ventures - Changes in the Year (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Investments in subsidiaries, joint ventures and associates
Investments In Subsidiaries Joint Ventures And Associates At The Beginning	€ 1,588	€ 765	€ 879
Changes In Associates Entities And Joint Ventures Abstract
Acquisitions And Capital Increases	309	868	456
Disposals And Capital Reductions	(516)	(8)	(91)
Transfers And Changes Of Consolidation method	211	0	(351)
Share Of Profit And Loss	(7)	3	25
Exchange Differences	2	(29)	(34)
Dividends Valuation Adjustments And Others	(8)	(12)	(118)
Investments In Subsidiaries Joint Ventures And Associates At The End	€ 1,578	€ 1,588	€ 765
Percentage of company shares in equity received	6.41%